Organization and Business Operations (Details)														1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 22, 2023	Jul. 18, 2023 USD ($) $ / shares shares	Apr. 03, 2023 USD ($)	Jan. 06, 2023 USD ($) $ / shares shares	Nov. 17, 2022 USD ($)	Nov. 15, 2022 USD ($) $ / shares shares	Jul. 18, 2022 USD ($)	Jul. 14, 2022 USD ($) $ / shares shares	Jun. 20, 2022 USD ($)	Sep. 05, 2021 shares	Jul. 22, 2021 USD ($) $ / shares shares	Jun. 25, 2021 USD ($) shares	Apr. 07, 2021 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Mar. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 30, 2023 USD ($)
Organization and Business Operations
Ordinary shares subject to possible redemption, per share | $ / shares															$ 10.00	$ 10.00	$ 10.22
Price of warrant | $ / shares															$ 1.00		$ 1.00
Underwriting option period											45 days
Aggregate purchase price																	$ 25,000
Number of shares issued | shares																	2,000,000
Condition for future business combination number of businesses minimum															1		1
Cash held outside of the trust account															$ 105,038		$ 175,788
Loans convertible into warrants															$ 1,500,000		$ 1,500,000
Condition for future business combination use of proceeds percentage															80		80
Condition for future business combination threshold percentage ownership															50		50
Condition for future business combination threshold net tangible assets															$ 5,000,001		$ 5,000,001
Redeem price per share | $ / shares															$ 10.00	$ 10.00	$ 10.22
Redemption limit percentage without prior consent															15		15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)															100.00%		100.00%
Maturity period											185 days				185 days		185 days
Redemption period upon closure															10 days		10 days
Maximum interest to pay dissolution expenses															$ 100,000		$ 100,000
Amount drawn down under working capital					$ 962,000		$ 490,000		$ 360,000						962,000		662,000
Redemption of ordinary shares | shares				96,991
Cash withdrawn from Trust Account in connection with redemption				$ 1,004,600													$ 70,573,278
Initial deposit into Trust Account				$ 42,802
Monthly deposit of per share amount in trust account to complete business combination | $ / shares				$ 0.05
Agreed monthly deposit in trust account to complete business combination				$ 42,802
Aggregate deposit in trust account				317,107
Assets held-in-trust				$ 9,092,522
Business combination agreement [Member]
Organization and Business Operations
Price per share | $ / shares						$ 10.00
PIPE Subscription Agreement
Organization and Business Operations
Number of units sold | shares						3,000,000
Ordinary shares subject to possible redemption, per share | $ / shares						$ 10.00
Gross proceeds						$ 30,000,000
Redeem price per share | $ / shares						$ 10.00
Proposed transaction committed common stock						$ 30,000,000
Price per share | $ / shares																	$ 10.00
Subsequent Event
Organization and Business Operations
Ordinary shares subject to possible redemption, per share | $ / shares		$ 10.91
Redeem price per share | $ / shares		$ 10.91
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)	100.00%
Redemption of ordinary shares | shares		77,130		96,991
Cash withdrawn from Trust Account in connection with redemption		$ 841,807		$ 1,004,600
Initial deposit into Trust Account		$ 38,946		$ 42,802
Monthly deposit of per share amount in trust account to complete business combination | $ / shares		$ 0.05		$ 0.05
Agreed monthly deposit in trust account to complete business combination		$ 38,946		$ 42,802
Aggregate deposit in trust account															317,107
Assets held-in-trust																		$ 9,090,881
Amount drawn down as of date																		$ 962,000
IPO
Organization and Business Operations
Number of units sold | shares											8,000,000
Ordinary shares subject to possible redemption, per share | $ / shares											$ 10.00
Gross proceeds											$ 80,000,000				$ 2,800,000		$ 2,800,000
Underwriting option period											45 days
Offering costs											$ 2,058,249
Additional units purchased | shares											1,200,000
Redeem price per share | $ / shares											$ 10.00
Private Placement | Private Warrants
Organization and Business Operations
Sale of Private Placement Warrants (in shares) | shares															3,400,000		3,400,000
Price of warrant | $ / shares															$ 1.00		$ 1.00
Proceeds from sale of private placement															$ 3,400,000		$ 3,400,000
Over-allotment option
Organization and Business Operations
Ordinary shares subject to possible redemption, per share | $ / shares											$ 10.00
Additional units purchased | shares											1,200,000
Redeem price per share | $ / shares											$ 10.00
Founder shares
Organization and Business Operations
Number of shares issued | shares										2,000,000					2,000,000		2,000,000
Founder shares | Over-allotment option
Organization and Business Operations
Forfeiture of Founder Shares in connection with the expiration of overallotment option | shares										300,000
Working Capital loans
Organization and Business Operations
Amount drawn down as of date																	$ 662,000
Ordinary Shares Subject To Possible Redemption
Organization and Business Operations
Number of units sold | shares																8,000,000
Redemption price per share | $ / shares								$ 31,450
Redemption of ordinary shares | shares								7,046,967
Cash withdrawn from Trust Account in connection with redemption				$ 96,991				$ 70,573,278
Monthly deposit of per share amount in trust account to complete business combination | $ / shares								$ 0.033
Agreed monthly deposit in trust account to complete business combination								$ 31,450
Aggregate deposit in trust account															$ 188,700		$ 188,700
Ordinary Shares Subject To Possible Redemption | Subsequent Event
Organization and Business Operations
Redemption price per share | $ / shares				$ 10.36
Redemption of ordinary shares | shares				96,991
Cash withdrawn from Trust Account in connection with redemption				$ 1,004,600
Sponsor
Organization and Business Operations
Ordinary shares subject to possible redemption, per share | $ / shares													$ 0.009
Aggregate purchase price													$ 25,000
Number of shares issued | shares													2,875,000
Redeem price per share | $ / shares													$ 0.009
Sponsor | Subsequent Event
Organization and Business Operations
Amount drawn down under working capital			$ 60,000											$ 1,250,000
Representative Designee | Founder shares
Organization and Business Operations
Aggregate purchase price												$ 3,675
Number of shares issued | shares												422,581